Revenues	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
Revenues
21.	Revenues

According to the General Law on Airports and its regulations in Mexico, certain of the Company’s revenue are classified as airport, complementary and commercial services. Airport services generally include the use of airport runways, taxiways and parking areas for arriving and departing planes, use of passenger walkways, security services, hangars, and, in general, use of the space inside the terminal and other infrastructure by aircraft, passengers and cargo services. These services include rental of space that is vital for the operation of airlines and complementary service suppliers. Complementary services are ramps and handling services, catering, maintenance and repairs, and traffic and dispatch services. Commercial services include services that are not essential for the operation of an airport; therefore, these revenues are not regulated by MT, such as car parking services, lease of space to retailers, restaurants and banks, among others. The revenues of the subsidiaries MBJA and PACKAL have the same classification, therefore consolidated in the area that correspond to the numbers of airports in Mexico.

A price regulation system establishes in Mexico a MT rate for airport services and complementary services for each airport for each year in a five-year period. The maximum rate is the maximum amount of revenues per “workload unit” that may be earned at an airport each year from regulated sources. Under this regulation, a workload unit is equivalent to one passenger (excluding transit passengers) or 100 kilograms (220 pounds) of cargo. As of December 2014, SCT authorized the Company’s maximum rates applicable for the period 2015-2019.

The maximum rates of the Montego Bay Airport, were approved in November 2014 and are applicable from April 1, 2015 to December 31, 2019.

The maximum rates of the Kingston Airport applied from October to December, 2019, were approved by AAJ, and are applicable until March 31, 2020.

During the periods ended December 31, 2017, 2018 and 2019, compliance with the TM by the Company’s Mexican airports was 100.0% for the three years.

The table below presents a summary for the years ended December 31, 2017, 2018 and 2019, of the Company’s revenues (these do not include revenues related to improvements to concession assets under IFRIC 12). Using the Airports Law classification, the information is sent to the SCT to comply with the Company’s reporting obligations with respect to regulated and unregulated revenues, which are classified as either aeronautical or non-aeronautical revenues.  For this presentation, access fees charged to third parties for complementary services are classified as airport services.

	2017		2018		2019
Regulated revenues
Airport operating services to airlines:
Landing	Ps.	681,096	Ps.	783,098	Ps.	862,759
Charges for not canceling extended stay reservations		2,207		9,605		9,065
Parking on embarking/disembarking platform		72,158		83,326		87,740
Parking on extended stay or overnight platform		61,722		72,313		86,693
Passenger walkways and shuttle buses		34,795		36,688		38,745
Airport security charges		181,304		207,449		263,436
Airport real estate services to airlines:
Leasing of hangars to airlines		24,574		30,228		28,230
Leasing of shops, warehouses and stockrooms to airlines (operating)		4,040		4,229		5,962
Leasing of space and other terminal facilities to airlines within the terminal (operating)		56,100		58,893		63,545
Leasing of land and other surfaces to airlines outside the terminal (operating)		5,602		7,734		12,254
Leasing of check-in desks and other terminal space		575		445		1,794
Leasing of desks and other terminal space for ticket sale		7,866		9,063		7,817

Airport passenger services:
Domestic passenger charges		3,054,639		3,802,763		4,151,565
International passenger charges		3,696,147		3,950,085		4,437,701
Airport real estate services and rights of access to other operators		34,688		38,330		44,768
Complementary services:
Catering services		24,893		31,733		26,110
Other third-party ramp services rendered to airlines		50,775		68,244		99,694
Traffic and/or dispatch		58,954		57,276		51,769
Fuel supply or removal		216,600		238,178		257,774
Third-party airplane maintenance and repair		11,787		9,474		10,299
Total regulated revenues included in the maximum rate		8,280,522		9,499,154		10,547,720

Regulated revenues not included in the maximum rate:
Car parking charges		277,229		320,448		368,750
Recovery of cost over aeronautical services		157,211		153,409		175,028
Recovery of cost over non-aeronautical services		43,034		47,480		60,947
Total regulated revenues not included in the maximum rate		477,474		521,337		604,725
Total regulated revenues		8,757,996		10,020,491		11,152,445

	2017		2018		2019
Unregulated revenues(1)
Commercial concessions:
Retail operations		201,683		221,860		265,249
Food and beverages		163,925		193,971		316,310
Duty free		343,847		423,904		501,252
VIP lounges		36,945		39,884		53,610
Financial services		40,586		47,618		49,302
Communications and networks		11,927		14,479		16,045
Car rentals		205,992		270,698		346,503
Commercial leasing		16,579		12,338		11,677
Advertising		168,573		193,656		211,856
Time sharing developers		186,652		196,152		221,928
Leasing of space to airlines and other complementary service providers (non-operating)		123,568		126,791		136,633
Lease outside the terminal		47,730		58,259		59,959
Convenience store		84,436		100,325		158,262
VIP Lounges operated directly		154,737		222,736		273,354
Royalties		4,700		6,823		7,203
Revenues from sharing of commercial activities:
Retail operations		113,175		123,134		115,630
Food and beverages		112,350		142,991		166,198
Duty free		53,709		44,407		26,085
Financial services		17,386		19,650		22,267
Car rentals		28,790		39,556		32,080
Access fee for ground transportation		75,938		82,730		92,833
Non-airport access fees		73,622		37,067		36,270
Other leases		11,706		24,445		23,285
Services rendered to ASA		276		93		132
Various commercial-related revenues		16,599		18,628		22,852
Total unregulated revenues		2,295,431		2,662,195		3,166,775
Total aeronautical and non-aeronautical services	Ps.	11,053,427	Ps.	12,682,686	Ps.	14,319,220

(1)

Unregulated revenues are earned based on the terms of the Company’s operating lease agreements. Lease agreements are based on either a monthly rent (which generally increases each year based on the National Consumer Price Index (INPC) in Mexico and based on the CPI or the greater of a monthly minimum guaranteed rent or a percentage of the lessee’s monthly revenues. Monthly rent and minimum guaranteed rent earned on the Company’s operating lease agreements are included under the caption “Commercial concessions” above. Revenues earned in excess of the minimum guaranteed rent are included in the “Revenues from sharing of commercial activities” caption above (Note 33).

Revenues from improvements to concession assets are recognized with respect to the additions and improvements made for the Company, which are committed under the MDP, and is a requirement of fulfillment. Revenues for the years ended as of December 31, 2017, 2018 and 2019 accounted for Ps. 1,312,491, Ps. 1,440,204 and Ps. 1,906,801, respectively.

The revenues of the Company recognized as of December 31, 2017, 2018 and 2019 transferred at a point in time was Ps. 8,061,297, Ps. 9,265,776 and Ps. 10,306,453, respectively and the revenues for services transferred over time was Ps. 2,992,130, Ps.3,416,910 and Ps. 4,012,766, respectively, which originated from the leasing of commercial spaces.

The revenues of the Company are measured based on the consideration specified in a contract with a client. The trade account receivable from clients corresponds to the total revenue of the Company of this note. The following table presents information on the nature and timing of satisfaction of performance obligations in contracts with customers, including significant payment terms, and the corresponding revenue recognition policy.

Type Contract	Nature and timing of service	Revenue recognition according IFRS 15	Revenue recognition according IAS 18

Aeronautical contracts with Airlines

The Company provides the facilities to serve the passengers and the price is determined based on Maximum Rates approved by the SCT and the JCAA in Jamaica and is assigned based on the service category (TUA, operational airport services, and real estate services to airlines and car parking).

		Revenue is recognized monthly as the service is provided, based on the movement of passengers and aircraft associated with the type of service.	Revenue is recognized monthly as the service is provided based on the movement of passengers and aircraft associated with the type of service.

Complementary services	The Company provides the facilities to the client in order to render service and ground support to the airlines, based on the specific rates according to the aircraft and tariff for cargo volume.	Revenue assigned according to the type of service provided monthly when the service is performed over time.	Revenue assigned according to the type of service provided monthly when the service is performed over time.

Commercial concessions

The Company provides spaces within its terminal buildings that consist of the rental of the space in the airport terminals (different from the spaces occupied by the airlines that are essential for its operation), income from car parking, access fees to third parties that provide catering services and other services at airports, other miscellaneous income and royalties for the use of trademarks of the Company.

Revenues are recognized through operating lease agreements, and either with monthly fixed rent or a percentage of the lessee´s monthly revenues, whichever is higher. Rental income from the Company´s leases is recognized using a straight-line basis over the term of the relevant lease.

Revenues are recognized through operating lease agreements, and either with monthly fixed rent or a percentage of the lessee´s monthly revenues, whichever is higher. Rental income from the Company´s leases is recognized using a straight-line basis over the term of the relevant lease.